Loans and advances to clients (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	R$ 35,152,071	R$ 35,211,623
Impairment losses recognized in profit or loss	25,973,514	26,544,088
Transfers between stages	18,029,403	15,567,540
Changes during the period	7,944,111	10,976,548
Comprising:
Commercial and Industrial	6,029,697	6,808,987
Real Estate Credit - Construction	248,238	343,706
Loans to Individuals	19,680,801	19,389,288
Leasing	14,778	2,107
Changes by Stage
Write-off of impaired balances recognized in loss provisions	(25,401,779)	(26,626,574)
Comprising:
Commercial and Industrial	(7,447,925)	(7,137,059)
Real Estate Credit - Construction	(76,697)	(209,309)
Loans to Individuals	(17,875,232)	(19,276,369)
Leasing	(1,925)	(3,837)
Foreign Exchange Fluctuation	(54,899)	23,863
Balance at the end of the fiscal year	35,668,907	35,152,998
Comprising:
Loans and advances to Customers	33,597,930	33,559,068
Loans and other receivables from credit institutions (Note 5)	1,421	7,764
Provision for debt instruments (Note 6)	2,069,556	1,586,166
Recoveries of previously written-off loans	993,906	1,381,879
Comprising:
Commercial and Industrial	49,838	946,029
Real Estate Credit - Construction	396,276	95,692
Loans to Individuals	542,986	337,722
Leasing	4,806	2,435
Discount Granted	(3,504,422)	(2,845,876)
Balance at the beginning of the fiscal year	35,152,071	35,211,623
Impairment losses recognized in profit or loss	25,973,514	26,544,088
Comprising:
Commercial and Industrial	6,029,697	6,808,987
Real Estate Credit - Construction	248,238	343,706
Loans to Individuals	19,680,801	19,389,288
Leasing	14,778	2,107
Write-off of impaired balances recognized in loss provisions	(25,401,779)	(26,626,574)
Comprising:
Commercial and Industrial	(7,447,925)	(7,137,059)
Real Estate Credit - Construction	(76,697)	(209,309)
Loans to Individuals	(17,875,232)	(19,276,369)
Leasing	(1,925)	(3,837)
Foreign Exchange Fluctuation	(54,899)	23,863
Balance at the end of the fiscal year	35,668,907	35,152,998
Comprising:
Loans and advances to Customers	33,597,930	33,559,068
Loans and other receivables from credit institutions (Note 5)	1,421	7,764
Provision for debt instruments (Note 6)	2,069,556	1,586,166
Recoveries of previously written-off loans	993,906	1,381,879
Comprising:
Commercial and Industrial	396,276	946,029
Real Estate Credit - Construction	49,838	95,692
Loans to Individuals	542,986	337,722
Leasing	4,806	2,435
Stage 1 [Member] | Credit Losses Expected In 12 Months [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	3,551,060	2,885,197
Impairment losses recognized in profit or loss	3,596,815	2,957,616
Transfers between stages	(1,090,735)	(825,063)
Changes during the period	4,687,550	3,782,679
Comprising:
Commercial and Industrial	325,319	923,079
Real Estate Credit - Construction	(153,110)	(43,573)
Loans to Individuals	3,423,858	2,072,745
Leasing	747	5,365
Changes by Stage	(2,941,647)	2,298,090
Write-off of impaired balances recognized in loss provisions
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Foreign Exchange Fluctuation	(22,575)	5,618
Balance at the end of the fiscal year	4,183,653	3,551,059
Comprising:
Loans and advances to Customers	4,047,725	3,462,526
Loans and other receivables from credit institutions (Note 5)	1,421	7,764
Provision for debt instruments (Note 6)	134,507	80,769
Recoveries of previously written-off loans
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Discount Granted
Stage [Member] | Expected Credit Losses Over Useful Life Not Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	5,809,160	6,861,458
Impairment losses recognized in profit or loss	4,407,546	5,934,927
Transfers between stages	2,055,390	2,168,360
Changes during the period	2,352,156	3,766,567
Comprising:
Commercial and Industrial	810,188	962,933
Real Estate Credit - Construction	135,523	(190,714)
Loans to Individuals	3,460,624	5,165,671
Leasing	1,210	(2,962)
Changes by Stage	(4,780,338)	6,988,340
Write-off of impaired balances recognized in loss provisions
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Foreign Exchange Fluctuation	(12,176)	1,116
Balance at the end of the fiscal year	5,424,192	5,809,160
Comprising:
Loans and advances to Customers	5,369,369	5,766,166
Loans and other receivables from credit institutions (Note 5)
Provision for debt instruments (Note 6)	54,823	42,994
Recoveries of previously written-off loans
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Discount Granted
Stage 3 [Member] | Expected Credit Losses During The Useful Life Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	25,791,851	25,464,248
Impairment losses recognized in profit or loss	17,969,153	17,651,545
Transfers between stages	17,064,748	14,224,243
Changes during the period	904,405	3,427,302
Comprising:
Commercial and Industrial	4,894,190	4,922,975
Real Estate Credit - Construction	265,825	577,993
Loans to Individuals	12,796,319	12,150,872
Leasing	12,821	(296)
Changes by Stage	7,721,985	9,286,430
Write-off of impaired balances recognized in loss provisions	(25,401,779)	(26,626,574)
Comprising:
Commercial and Industrial	(7,447,925)	(7,137,059)
Real Estate Credit - Construction	(76,697)	(209,309)
Loans to Individuals	(17,875,232)	(19,276,369)
Leasing	(1,925)	(3,837)
Foreign Exchange Fluctuation	(20,148)	17,129
Balance at the end of the fiscal year	26,061,062	25,792,779
Comprising:
Loans and advances to Customers	24,180,836	24,330,376
Loans and other receivables from credit institutions (Note 5)
Provision for debt instruments (Note 6)	1,880,226	1,462,403
Recoveries of previously written-off loans	993,906	1,381,879
Comprising:
Commercial and Industrial	49,838	946,029
Real Estate Credit - Construction	396,276	95,692
Loans to Individuals	542,986	337,722
Leasing	4,806	2,435
Discount Granted	R$ (3,504,422)	R$ (2,845,876)